Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Summarized financial information of segments

	Pharmacy	Retail/	Health Care	Corporate/	Intersegment	Consolidated
In millions	Services (1)(2)	LTC (2)	Benefits (2)	Other	Eliminations (2)	Totals
2018:
Revenues from customers	$134,736	$83,989	$8,904	$4	$(33,714)	$193,919
Net investment income (3)	—	—	58	602	—	660
Total revenues	134,736	83,989	8,962	606	(33,714)	194,579
Adjusted operating income (loss)	4,955	7,403	528	(856)	(769)	11,261
Depreciation and amortization	710	1,698	172	138	—	2,718
Additions to property and equipment	326	1,350	46	401	—	2,123
2017:
Revenues from customers	130,822	79,398	3,582	—	(29,037)	184,765
Net investment income	—	—	5	16	—	21
Total revenues(4)	130,822	79,398	3,587	16	(29,037)	184,786
Adjusted operating income (loss)	4,628	7,475	359	(896)	(741)	10,825
Depreciation and amortization	710	1,651	2	116	—	2,479
Additions to property and equipment	311	1,398	—	340	—	2,049
2016:
Revenues from customers	119,267	81,100	3,069	—	(25,910)	177,526
Net investment income	—	—	2	18	—	20
Total revenues(4)	119,267	81,100	3,071	18	(25,910)	177,546
Adjusted operating income (loss)	4,380	8,221	428	(887)	(721)	11,421
Depreciation and amortization	713	1,642	1	119	—	2,475
Additions to property and equipment	295	1,732	—	252	—	2,279

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(1)
Total revenues of PSS include approximately $11.4 billion, $10.8 billion and $10.5 billion of retail co-payments for 2018, 2017 and 2016, respectively. See Note 1 ‘‘Significant Accounting Policies’’ for additional information about retail co-payments.

(2)	Intersegment eliminations relate to intersegment revenue generating activities that occur between PSS, RLS and/or HCBS.

(3)
Corporate/Other segment net investment income for 2018 includes interest income of $536 million related to the proceeds of the $40 billion 2018 Notes. This amount is for the period prior to the close of the Aetna Acquisition, which occurred on November 28, 2018.

(4)
Amounts revised to reflect the reclassification of interest income from interest expense, net to net investment income within total revenues to conform with insurance company presentation which increased total revenues and operating income by $21 million and $20 million in 2017 and 2016, respectively.

Schedule of segment financial information adjusted
Segment financial information for the years ended December 31, 2018, 2017 and 2016, have been retrospectively adjusted to reflect this change to the Company’s cost allocation methodology, net investment income presentation and segment realignment as shown below:

	Year Ended December 31, 2018
	Pharmacy	Retail/	Health Care	Corporate/	Intersegment	Consolidated
In millions	Services	LTC	Benefits	Other	Eliminations	Totals
Revenues, as previously reported	$134,128	$83,989	$5,549	$606	$(29,693)	$194,579
Adjustments	608	—	3,413	—	(4,021)	—
Revenues, as adjusted	$134,736	$83,989	$8,962	$606	$(33,714)	$194,579

Cost of products sold (1)	$125,107	$59,906	$147	$—	$(28,713)	$156,447
Adjustments	3,670	—	—	—	(3,670)	—
Cost of products sold	$128,777	$59,906	$147	$—	$(32,383)	$156,447

Benefit costs (1)	$2,805	$—	$3,873	$22	$(106)	$6,594
Adjustments	(2,805)	—	2,805	—	—	—
Benefit costs	$—	$—	$6,678	$22	$(106)	$6,594

Operating expenses, as previously reported	$1,517	$17,314	$1,253	$1,389	$(105)	$21,368
Adjustments	(165)	—	516	—	(351)	—
Operating expenses, as adjusted	$1,352	$17,314	$1,769	$1,389	$(456)	$21,368

Operating income (loss), as previously reported	$4,699	$620	$276	$(805)	$(769)	$4,021
Adjustments	(92)	—	92	—	—	—
Operating income (loss), as adjusted	4,607	620	368	(805)	(769)	4,021
Segment measure adjustments	348	6,783	160	(51)	—	7,240
Adjusted operating income (loss)	$4,955	$7,403	$528	$(856)	$(769)	$11,261

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(1)	The total of cost of products sold and benefit costs previously was reported as cost of revenues.

	Year Ended December 31, 2017
	Pharmacy	Retail/	Health Care	Corporate/	Intersegment	Consolidated
In millions	Services	LTC	Benefits	Other	Eliminations	Totals
Revenues, as previously reported	$130,596	$79,398	$—	$—	$(25,229)	$184,765
Adjustments	226	—	3,587	16	(3,808)	21
Revenues, as adjusted	$130,822	$79,398	$3,587	$16	$(29,037)	$184,786

Cost of products sold (1)	$121,746	$56,081	$—	$—	$(24,417)	$153,410
Adjustments	3,527	(15)	—	—	(3,474)	38
Cost of products sold	$125,273	$56,066	$—	$—	$(27,891)	$153,448

Benefit costs (1)	$2,810	$—	$—	$—	$—	$2,810
Adjustments	(2,810)	—	2,810	—	—	—
Benefit costs	$—	$—	$2,810	$—	$—	$2,810

Operating expenses, as previously reported (2)	$1,285	$16,667	$—	$966	$(71)	$18,847
Adjustments	(36)	(74)	420	(14)	(334)	(38)
Operating expenses, as adjusted	$1,249	$16,593	$420	$952	$(405)	$18,809

Operating income (loss), as previously reported	$4,755	$6,469	$—	$(966)	$(741)	$9,517
Adjustments	(455)	89	357	30	—	21
Operating income (loss), as adjusted	4,300	6,558	357	(936)	(741)	9,538
Segment measure adjustments	328	917	2	40	—	1,287
Adjusted operating income (loss)	$4,628	$7,475	$359	$(896)	$(741)	$10,825

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(1)	The total of cost of products sold and benefit costs previously was reported as cost of revenues.

(2)	Operating expenses excludes the $181 million goodwill impairment charge in RLS.

	Year Ended December 31, 2016
	Pharmacy	Retail/	Health Care	Corporate/	Intersegment	Consolidated
In millions	Services	LTC	Benefits	Other	Eliminations	Totals
Revenues, as previously reported	$119,963	$81,100	$—	$—	$(23,537)	$177,526
Adjustments	(696)	—	3,071	18	(2,373)	20
Revenues, as adjusted	$119,267	$81,100	$3,071	$18	$(25,910)	$177,546

Cost of products sold (1)	$111,883	$57,362	$—	$—	$(22,755)	$146,490
Adjustments	2,106	(23)	—	—	(2,040)	43
Cost of products sold	$113,989	$57,339	$—	$—	$(24,795)	$146,533

Benefit costs (1)	$2,179	$—	$—	$—	$—	$2,179
Adjustments	(2,179)	—	2,179	—	—	—
Benefit costs	$—	$—	$2,179	$—	$—	$2,179

Operating expenses, as previously reported	$1,225	$16,436	$—	$891	$(61)	$18,491
Adjustments	(90)	(112)	465	27	(333)	(43)
Operating expenses, as adjusted	$1,135	$16,324	$465	$918	$(394)	$18,448

Operating income (loss), as previously reported	$4,676	$7,302	$—	$(891)	$(721)	$10,366
Adjustments	(533)	135	427	(9)	—	20
Operating income (loss), as adjusted	4,143	7,437	427	(900)	(721)	10,386
Segment measure adjustments	237	784	1	13	—	1,035
Adjusted operating income (loss)	$4,380	$8,221	$428	$(887)	$(721)	$11,421

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(1)
The total of cost of products sold and benefit costs previously was reported as cost of revenues.

Reconciliation of operating earnings to net income
The following is a reconciliation of consolidated operating income to adjusted operating income for the years ended December 31:

In millions	2018	2017	2016
Operating income (GAAP measure)	$4,021	$9,538	$10,386
Amortization of intangible assets (1)	1,006	817	795
Acquisition-related transaction and integration costs (2)	492	65	291
Goodwill impairments (3)	6,149	181	—
Impairment of long-lived assets (4)	43	—	—
Loss on divestiture of subsidiary (5)	86	9	—
Interest income on financing for the Aetna Acquisition (6)	(536)	—	—
Charges in connection with store rationalization (7)	—	215	34
Adjustments to legal reserves in connection with certain legal settlements (8)	—	—	(85)
Adjusted operating income	$11,261	$10,825	$11,421
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(1)
Intangible assets relate to the Company’s acquisition activities and are amortized over their useful lives. The amortization of intangible assets is reflected in the Company’s GAAP consolidated statements of operations in operating expenses within each segment. The amortization of intangible assets is not directly related to the core performance of the Company’s business operations since this amortization does not directly relate to the underwriting of the Company’s insurance products, the services performed for the Company’s customers or the sale of the Company’s products or services. Subsequent to the applicable acquisition date, the Company’s revenues and results of operations include the results of each of the Company’s acquisitions, which are supported by these intangible assets.

(2)
In 2018 and 2017, acquisition-related transaction and integration costs relate to the acquisitions of Aetna and Omnicare. In 2016, the acquisition-related integration costs relate to the acquisitions of Omnicare and the pharmacy and clinic businesses of Target. The acquisition-related transaction and integration costs are reflected in the Company’s GAAP consolidated statement of operations in operating expenses within the Corporate/Other segment and RLS.

(3)	In 2018, the goodwill impairments relate to the LTC reporting unit within RLS. In 2017, the goodwill impairments relate to the RxCrossroads reporting unit within RLS.

(4)
In 2018, impairment of long-lived assets primarily relates to the impairment of property and equipment within RLS and is reflected in operating expenses in the Company’s GAAP consolidated statement of operations.

(5)
In 2018, the loss on divestiture of subsidiary represents the pre-tax loss on the sale of the Company’s RxCrossroads subsidiary for $725 million on January 2, 2018. In 2017, the loss on divestiture of subsidiary represents transaction costs associated with the sale of RxCrossroads. The loss on divestiture of subsidiary costs are reflected the Company’s GAAP consolidated statement of operations in operating expenses within RLS and Corporate/Other segment.

(6)
In 2018, the Company recorded interest income of $536 million on the proceeds of its unsecured senior notes issued in March 2018 to partially fund the Aetna Acquisition. All amounts are for the periods prior to the close of the Aetna Acquisition, which occurred on November 28, 2018, and were recorded within the Corporate/Other segment.

(7)
In 2017 and 2016, charges in connection with store rationalization related to the Company’s enterprise streamlining initiative. The charges in connection with store rationalization are reflected in the Company’s GAAP consolidated statement of operations in operating expenses within RLS.

(8)
In 2016, adjustments to legal reserves in connection with certain legal settlements relate to a reversal of an accrual in connection with a legal settlement within PSS and a charge related to a legacy lawsuit challenging the 1999 legal settlement of MedPartners of various securities class actions and a related derivative claim within the Corporate/Other segment. The adjustments to legal reserves are reflected in the Company’s GAAP consolidated statement of operations in operating expenses.